Earnings per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator
Net (loss) income attributable to Tsakos Energy Navigation Limited	$ (99,203)	$ 7,612	$ 55,783
Preferred share dividends, Series B	(4,000)	(4,000)	(4,000)
Preferred share dividends, Series C	(4,438)	(4,437)	(4,437)
Preferred share dividends, Series D	(7,492)	(7,479)	(7,438)
Preferred share dividends, Series E	(10,637)	(7,860)	0
Preferred share dividends, Series F	(7,196)	0	0
Net (loss) income attributable to common share stockholders	$ (132,966)	$ (16,164)	$ 39,908
Denominator
Weighted average common shares outstanding	87,111,636	84,713,572	84,905,078
Basic and diluted (loss) earnings per common share	$ (1.53)	$ (0.19)	$ 0.47